MetLife Advisers, LLC

January 11, 2010	Michael P. Lawlor MetLife Law Department 501 Boylston St. Boston, MA 02116 Tel: 617-578-4036 Fax: 617-578-2324 mlawlor@metlife.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan Series Fund, Inc. (Registration No. 811-03618)

Dear Sir or Madam:

On behalf of the Metropolitan Series Fund, Inc. (the “Fund”), please find enclosed for filing via EDGAR pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 a preliminary proxy statement on Schedule 14A. This proxy statement relates to amended and restated advisory and subadvisory agreements for the BlackRock Money Market Portfolio, a series of the Fund. The Fund plans to begin mailing the definitive proxy statement to shareholders on or about January 22, 2010.

Please direct any questions you may have with respect to the filing to me at 617-578-4036.

Very truly yours,

/s/ Michael P. Lawlor

Michael P. Lawlor